STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income/(loss)	$ (21,985)	$ 647,958	$ 2,754,826	$ 5,445,176
Changes in state franchise tax accrual	1,431	(180,000)	98,569	198,569
Changes in prepaid assets and deferred costs		28,899	(250,891)
Changes in prepaid assets				(136,399)
Changes in deferred offering costs	(437,375)		437,375	437,375
Changes in current income tax		(908,008)	27,050	1,102,662
Changes in deferred income tax		(12,726)	359,203	(2,353)
Changes in accrued expenses, formation and offering costs	335,418	32,685	(306,365)	(282,215)
Net cash provided by/(used in) operating activities	(122,511)	(391,192)	3,119,767	6,762,815
Cash flows from investing activities:
Cash deposited in Trust Account			(400,000,000)	(400,000,000)
Interest reinvested in Trust Account		37,347	(3,886,144)	(6,434,959)
Net cash provided by/(used in) investing activities		37,347	(403,886,144)	(406,434,959)
Cash flows from financing activities:
Proceeds from notes and advances payable—related party	150,000
Proceeds from sale of Class F common stock to Sponsor	25,000
Proceeds from sale of Units in initial public offering			400,000,000	400,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			10,000,000	10,000,000
Repayment of notes and advances payable—related party			(150,000)	(150,000)
Payment of underwriter's discounts and commissions			(8,000,000)	(8,000,000)
Payment of accrued offering costs			(865,105)	(865,105)
Net cash provided by financing activities	175,000		400,984,895	400,984,895
Increase/(decrease) in cash	52,489	(353,845)	218,518	1,312,751
Cash at beginning of period		1,365,240	52,489	52,489
Cash at end of period	$ 52,489	1,011,395	271,007	1,365,240
Supplemental disclosure of cash and non-cash financing activities:
Deferred underwriting compensation			14,000,000	14,000,000
Accrued expenses, formation, and offering costs			20,053
Cash paid for income and state franchise taxes		$ 1,419,136	$ 342,729	$ 342,729